Vanguard® Real Estate Index Fund
Schedule of Investments (unaudited)
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (95.3%)
Data Center REITs (6.6%)
	Equinix Inc.	4,066,823	2,944,705
	Digital Realty Trust Inc.	12,010,899	1,190,881
			4,135,586
Diversified REITs (2.0%)
	WP Carey Inc.	9,142,528	678,376
	Essential Properties Realty Trust Inc.	6,257,088	154,863
	Broadstone Net Lease Inc.	7,607,959	123,021
	Alexander & Baldwin Inc.	3,188,235	61,310
	Global Net Lease Inc.	4,561,215	51,359
	American Assets Trust Inc.	2,261,937	41,167
	Empire State Realty Trust Inc. Class A	5,996,126	36,636
	Armada Hoffler Properties Inc.	2,978,700	34,910
	Gladstone Commercial Corp.	1,736,032	20,728
	One Liberty Properties Inc.	740,489	16,306
	NexPoint Diversified Real Estate Trust	1,390,284	14,820
			1,233,496
Health Care REITs (7.0%)
	Welltower Inc.	20,016,163	1,585,680
	Ventas Inc.	17,566,636	844,077
	Healthpeak Properties Inc.	23,623,467	519,008
	Healthcare Realty Trust Inc. Class A	16,725,286	330,826
	Omega Healthcare Investors Inc.	10,291,603	275,403
[1]	Medical Properties Trust Inc.	26,280,271	230,478
	Physicians Realty Trust	10,031,478	144,654
	Sabra Health Care REIT Inc.	10,150,539	115,716
	National Health Investors Inc.	1,906,827	94,903
	CareTrust REIT Inc.	4,264,211	83,110
	LTC Properties Inc.	1,779,952	59,539
	Community Healthcare Trust Inc.	1,056,863	37,825
	Global Medical REIT Inc.	2,740,200	25,429
	Universal Health Realty Income Trust	577,155	25,106
	Diversified Healthcare Trust	10,529,280	9,618
			4,381,372
Hotel & Resort REITs (2.3%)
	Host Hotels & Resorts Inc.	31,423,544	508,119
	Ryman Hospitality Properties Inc.	2,302,896	206,478
	Apple Hospitality REIT Inc.	9,550,237	142,203
	Park Hotels & Resorts Inc.	9,881,132	119,068
	Sunstone Hotel Investors Inc.	9,247,559	88,129
	Pebblebrook Hotel Trust	5,780,750	82,260

		Shares	Market Value ($000)
	DiamondRock Hospitality Co.	9,202,616	74,633
	RLJ Lodging Trust	7,122,881	71,941
	Service Properties Trust	7,270,887	63,766
	Xenia Hotels & Resorts Inc.	5,003,850	63,349
	Summit Hotel Properties Inc.	4,702,078	30,281
	Chatham Lodging Trust	2,032,638	20,814
			1,471,041
Industrial REITs (11.5%)
	Prologis Inc.	40,567,046	5,081,023
	Rexford Industrial Realty Inc.	8,064,160	449,738
	Americold Realty Trust Inc.	11,839,383	350,327
	EastGroup Properties Inc.	1,914,965	318,957
	First Industrial Realty Trust Inc.	5,806,949	304,691
	STAG Industrial Inc.	7,876,035	266,761
	Terreno Realty Corp.	3,342,656	205,874
	LXP Industrial Trust	12,116,511	113,895
	Innovative Industrial Properties Inc.	1,229,314	84,270
	Plymouth Industrial REIT Inc.	1,884,001	38,132
	Industrial Logistics Properties Trust	2,874,273	5,921
			7,219,589
Multi-Family Residential REITs (8.3%)
	AvalonBay Communities Inc.	6,148,138	1,108,940
	Equity Residential	15,178,157	960,018
	Mid-America Apartment Communities Inc.	5,074,942	780,526
	Essex Property Trust Inc.	2,845,743	625,295
	UDR Inc.	14,306,836	591,301
	Camden Property Trust	4,447,595	489,458
	Apartment Income REIT Corp. Class A	6,588,692	243,650
	Independence Realty Trust Inc.	9,844,359	163,909
	Elme Communities	3,843,982	66,232
*	Veris Residential Inc.	3,403,255	55,643
	Apartment Investment & Management Co. Class A	6,667,809	52,209
	NexPoint Residential Trust Inc.	1,009,316	43,330
	Centerspace	662,711	37,364
			5,217,875
Office REITs (3.8%)
	Alexandria Real Estate Equities Inc.	6,850,679	850,717
	Boston Properties Inc.	6,544,488	349,214
	Cousins Properties Inc.	6,655,133	145,149
	Kilroy Realty Corp.	4,622,788	135,170
	Corporate Office Properties Trust	4,938,725	113,047
	Vornado Realty Trust	7,166,608	107,571
	Highwoods Properties Inc.	4,623,617	105,973
	Equity Commonwealth	4,809,063	99,644
	Douglas Emmett Inc.	7,726,633	99,519
[1]	SL Green Realty Corp.	2,824,777	66,863
	JBG SMITH Properties	4,501,396	64,235
	Easterly Government Properties Inc. Class A	3,792,916	53,366
	Piedmont Office Realty Trust Inc. Class A	5,424,856	35,316
	Hudson Pacific Properties Inc.	6,200,613	34,475
	Paramount Group Inc.	7,734,457	33,490
	Brandywine Realty Trust	7,544,281	29,649
	Orion Office REIT Inc.	2,481,102	15,234
	Office Properties Income Trust	2,138,661	13,944
	City Office REIT Inc.	1,741,925	10,138

		Shares	Market Value ($000)
	Franklin Street Properties Corp.	4,072,673	4,724
*,2	New York REIT Liquidating LLC	1,208	14
			2,367,452
Other (12.5%)[3]
[4,5]	Vanguard Real Estate II Index Fund	391,651,700	7,833,034
Other Specialized REITs (5.4%)
	VICI Properties Inc. Class A	36,925,803	1,253,262
	Iron Mountain Inc.	12,776,098	705,752
	Gaming & Leisure Properties Inc.	11,317,093	588,489
	Lamar Advertising Co. Class A	3,834,954	405,278
	EPR Properties	3,296,878	138,337
	Outfront Media Inc.	6,132,954	102,175
	Four Corners Property Trust Inc.	3,686,303	94,038
	Safehold Inc.	1,671,594	46,336
	Uniti Group Inc.	10,436,422	35,692
	Gladstone Land Corp.	1,449,598	23,353
			3,392,712
Retail REITs (10.9%)
	Realty Income Corp.	27,562,040	1,731,999
	Simon Property Group Inc.	13,968,382	1,582,897
	Kimco Realty Corp.	27,179,768	521,580
	Regency Centers Corp.	6,768,338	415,779
	National Retail Properties Inc.	7,854,752	341,682
	Federal Realty Investment Trust	3,212,021	317,637
	Brixmor Property Group Inc.	13,180,121	281,132
	Agree Realty Corp.	3,892,657	264,662
	Spirit Realty Capital Inc.	6,137,619	236,053
	Kite Realty Group Trust	9,627,413	199,480
	Phillips Edison & Co. Inc.	5,144,540	162,259
	SITE Centers Corp.	8,406,246	103,733
	Macerich Co.	9,439,051	94,296
	Tanger Factory Outlet Centers Inc.	4,585,620	89,924
	Urban Edge Properties	5,161,083	75,713
	Retail Opportunity Investments Corp.	5,472,875	71,311
	InvenTrust Properties Corp.	2,961,324	66,778
	Getty Realty Corp.	1,746,004	58,194
	Acadia Realty Trust	4,172,696	56,373
	NETSTREIT Corp.	2,412,189	43,950
	RPT Realty	3,749,197	34,867
	Necessity Retail REIT Inc. Class A	5,902,679	32,524
	Saul Centers Inc.	630,969	22,734
	Urstadt Biddle Properties Inc. Class A	1,300,673	22,397
	Alexander's Inc.	100,794	18,755
[1]	CBL & Associates Properties Inc.	561,560	12,989
	Urstadt Biddle Properties Inc.	16,032	256
*,2	Spirit MTA REIT	2,071,263	—
			6,859,954
Self-Storage REITs (6.4%)
	Public Storage	6,946,984	2,048,179
	Extra Space Storage Inc.	5,885,514	894,834
	Life Storage Inc.	3,735,423	501,966
	CubeSmart	9,869,459	448,962
	National Storage Affiliates Trust	3,793,649	146,245
			4,040,186
Single-Family Residential REITs (4.2%)
	Invitation Homes Inc.	26,870,091	896,655

		Shares	Market Value ($000)
	Sun Communities Inc.	5,444,693	756,431
	Equity LifeStyle Properties Inc.	7,770,172	535,365
	American Homes 4 Rent Class A	12,904,692	429,210
	UMH Properties Inc.	2,323,254	35,313
*	Bluerock Homes Trust Inc.	149	3
			2,652,977
Telecom Tower REITs (12.3%)
	American Tower Corp.	20,462,217	4,182,273
	Crown Castle Inc.	19,031,401	2,342,575
	SBA Communications Corp. Class A	4,744,836	1,237,880
			7,762,728
Timber REITs (2.1%)
	Weyerhaeuser Co.	32,341,736	967,341
	Rayonier Inc.	6,434,175	201,776
	PotlatchDeltic Corp.	3,549,908	164,112
			1,333,229
Total Equity Real Estate Investment Trusts (REITs) (Cost $60,946,731)			59,901,231
Real Estate Management & Development (4.0%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	1,410,444	57,969
	RMR Group Inc. Class A	686,516	16,305
			74,274
Real Estate Development (0.2%)
*	Howard Hughes Corp.	1,644,842	127,261
*	Forestar Group Inc.	873,456	16,893
			144,154
Real Estate Operating Companies (0.4%)
	Kennedy-Wilson Holdings Inc.	5,451,104	91,470
	DigitalBridge Group Inc.	7,022,318	87,287
*	FRP Holdings Inc.	270,279	15,676
*,1	Seritage Growth Properties Class A	1,597,709	11,967
*,1	WeWork Inc. Class A	7,770,445	3,275
			209,675
Real Estate Services (3.3%)
*	CBRE Group Inc. Class A	13,885,401	1,064,455
*	Zillow Group Inc. Class C	6,847,803	298,153
*	Jones Lang LaSalle Inc.	2,085,914	290,025
*	Zillow Group Inc. Class A	2,565,124	109,736
*	Cushman & Wakefield plc	6,449,207	63,525
	Newmark Group Inc. Class A	6,617,876	41,957
	Marcus & Millichap Inc.	1,123,257	35,349
[1]	eXp World Holdings Inc.	3,021,035	35,316
*	Anywhere Real Estate Inc.	4,802,913	30,595
*,1	Redfin Corp.	3,954,112	29,458
*	Opendoor Technologies Inc.	18,081,801	24,953
*	Compass Inc. Class A	10,543,913	24,673
	RE/MAX Holdings Inc. Class A	801,274	15,473
	Douglas Elliman Inc.	3,204,929	10,224
*	Doma Holdings Inc.	5,036,018	2,165
*,1	Offerpad Solutions Inc.	2,544,496	1,189
			2,077,246
Total Real Estate Management & Development (Cost $3,792,526)			2,505,349

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[6,7]	Vanguard Market Liquidity Fund (Cost $498,890)	4.853%	4,990,104	498,960
Total Investments (100.1%) (Cost $65,238,147)				62,905,540
Other Assets and Liabilities—Net (-0.1%)				(65,175)
Net Assets (100%)				62,840,365
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $157,264,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $166,853,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American Homes 4 Rent Class A	8/31/23	BANA	33,023	(4.977)	1,786	—
Digital Realty Trust Inc.	8/31/23	BANA	36,866	(4.977)	187	—
Digital Realty Trust Inc.	1/31/24	GSI	24,050	(4.981)	705	—
Equity Residential	8/31/23	BANA	36,000	(4.977)	2,223	—
Redfin Corp.	1/31/24	GSI	3,220	(4.931)	—	(617)
Simon Property Group Inc.	1/31/24	GSI	44,540	(4.981)	728	—
VICI Properties Inc. Class A	8/31/23	BANA	176,148	(5.377)	8,576	—
Welltower Inc.	8/31/23	BANA	53,768	(4.977)	5,462	—
					19,667	(617)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $14,168,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in affiliated Vanguard funds are valued at that fund's net asset value.
B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	62,406,566	—	14	62,406,580
Temporary Cash Investments	498,960	—	—	498,960
Total	62,905,526	—	14	62,905,540

Derivative Financial Instruments
Assets
Swap Contracts	—	19,667	—	19,667
Liabilities
Swap Contracts	—	617	—	617
D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	399,890	NA2	NA2	10	(8)	3,962	—	498,960
Vanguard Real Estate II Index Fund	8,471,187	76,147	—	—	(714,300)	76,147	—	7,833,034
Total	8,871,077	76,147	—	10	(714,308)	80,109	—	8,331,994
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.